Financial income (expense), net	9 Months Ended
Sep. 30, 2021
Financial income (expense), net
Financial income (expense), net

5. Financial income (expense), net

The components of financial income (expense), net are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2021	2020	2021	2020
Interest income	$166	$135	$397	$470
Interest expense:
Interest expense	(5,001)	(5,388)	(15,081)	(16,871)
Amortization and gain (loss) on cash flow hedge	(67)	(24)	(169)	(136)
Commitment fees	(506)	(35)	(976)	(103)
Amortization of debt issuance cost	(572)	(567)	(5,214)	(1,737)
Total interest expense	(6,146)	(6,014)	(21,440)	(18,847)
Other items, net:
Foreign exchange gain (loss)	(18)	(157)	(41)	56
Bank charges, fees and other	(391)	(93)	(499)	(219)
Withholding tax on interest expense and other	(573)	(596)	(1,753)	(1,817)
Total other items, net	(982)	(846)	(2,293)	(1,980)
Total financial income (expense), net	$(6,962)	$(6,725)	$(23,336)	$(20,357)

Interest income related to cash balances and interest accrued on the advances to the joint ventures for each of the three and nine months ended September 30, 2021 and 2020. Interest expense includes interest related to the revolving credit facility from Höegh LNG, the Lampung facility and the $385 million facility.